VMG-Q1

Quarterly Report
March 31, 2026
MFS®  Mid Cap Growth Series

MFS® Variable Insurance Trust

Portfolio of Investments
3/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace & Defense – 11.1%
Axon Enterprise, Inc. (a)	11,998	$5,095,431
BWX Technologies, Inc.	17,390	3,556,081
Curtiss-Wright Corp.	6,141	4,182,758
Hexcel Corp.	37,412	3,027,753
Howmet Aerospace, Inc.	57,807	13,322,201
Huntington Ingalls Industries, Inc.	4,433	1,684,097
RBC Bearings, Inc. (a)	4,927	2,675,952
Woodward, Inc.	5,765	2,063,409
		$35,607,682
Apparel, Footwear, & Accessories – 0.9%
Amer Sports, Inc. (a)	49,856	$1,641,260
VF Corp.	75,269	1,278,820
		$2,920,080
Auto & Auto Components – 1.8%
Carvana Co. (a)	14,182	$4,458,537
Modine Manufacturing Co. (a)	5,997	1,299,610
		$5,758,147
Brokerage & Asset Managers – 4.2%
Ares Management Co.	10,004	$1,091,436
Carlyle Group, Inc.	91,738	4,439,202
LPL Financial Holdings, Inc.	22,524	6,775,895
Robinhood Markets, Inc. (a)	18,126	1,256,132
		$13,562,665
Business Services – 0.4%
TransUnion	18,126	$1,254,138
Construction – 1.8%
Ferguson Enterprises, Inc.	3,885	$906,215
Vulcan Materials Co.	17,661	4,809,090
		$5,715,305
Diversified Financial Services – 1.8%
NASDAQ, Inc.	66,130	$5,613,776
Electrical Equipment – 2.7%
AMETEK, Inc.	11,361	$2,435,344
Hubbell, Inc.	6,122	3,004,310
Vertiv Holdings Co.	13,030	3,265,058
		$8,704,712
Energy - Independent – 2.0%
Antero Resources Corp. (a)	46,786	$1,985,598
Expand Energy Corp.	30,451	3,342,911
Ovintiv, Inc.	19,538	1,159,775
		$6,488,284
Energy - Renewables – 0.7%
Bloom Energy Corp. (a)	7,485	$1,014,143
Generac Holdings, Inc. (a)	6,292	1,229,016
		$2,243,159

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – 4.4%
EMCOR Group, Inc.	5,506	$4,065,135
Quanta Services, Inc.	16,910	9,283,928
TopBuild Corp. (a)	1,590	558,567
		$13,907,630
Entertainment & Leisure – 7.0%
Live Nation Entertainment, Inc. (a)	53,885	$8,218,001
New York Times Co., “A”	3,786	317,002
Roblox Corp., “A” (a)	79,869	4,517,391
Take-Two Interactive Software, Inc. (a)	46,998	9,282,105
		$22,334,499
Food & Beverages – 0.6%
Celsius Holdings, Inc. (a)	53,046	$1,882,072
Hardware, Peripherals, & Assembly – 0.8%
Seagate Technology Holdings PLC	6,810	$2,667,886
Machinery & Tools – 2.8%
Applied Industrial Technologies, Inc.	5,496	$1,458,199
Donaldson Co., Inc.	11,273	956,740
Ingersoll Rand, Inc.	12,615	1,010,714
Lincoln Electric Holdings, Inc.	4,268	1,063,073
Nordson Corp.	4,198	1,116,920
Trimble, Inc. (a)	49,775	3,246,823
		$8,852,469
Media – 3.0%
Liberty Media Corp. (a)	12,771	$1,085,790
Spotify Technology S.A. (a)	2,861	1,387,328
TKO Group Holdings, Inc.	36,008	7,261,013
		$9,734,131
Medical & Health Technology & Services – 0.7%
Charles River Laboratories International, Inc. (a)	10,782	$1,859,895
Minimed Group, Inc. (a)	18,259	272,424
		$2,132,319
Medical Equipment – 11.1%
Agilent Technologies, Inc.	32,176	$3,667,421
Bio-Rad Laboratories, Inc., “A” (a)	6,967	1,942,051
Bio-Techne Corp.	45,113	2,357,605
DexCom, Inc. (a)	27,463	1,724,676
Masimo Corp. (a)	42,208	7,507,537
Medline, Inc., “A” (a)	51,837	2,306,747
Natera, Inc. (a)	35,695	7,138,643
Repligen Corp. (a)	21,679	2,554,220
STERIS PLC	16,202	3,582,748
Waters Corp. (a)	9,306	2,771,327
		$35,552,975
Metals & Mining – 2.2%
Alamos Gold, Inc.	16,934	$753,393
Alcoa Corp.	13,541	898,174
Antofagasta PLC	19,588	871,408
Cameco Corp.	42,446	4,610,060
		$7,133,035

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – 3.1%
Cheniere Energy, Inc.	29,082	$8,252,308
DT Midstream, Inc.	9,938	1,338,351
Venture Global, Inc., “A”	17,880	281,789
		$9,872,448
Network & Telecom – 1.1%
Ciena Corp. (a)	8,805	$3,418,365
Non-Global Systemically Important Banks – 0.4%
Fifth Third Bancorp	25,165	$1,169,166
Oil Services – 0.3%
TechnipFMC PLC	14,149	$978,120
Pharmaceuticals & Biotechnology – 3.6%
Alnylam Pharmaceuticals, Inc. (a)	8,275	$2,737,949
Ascendis Pharma, ADR (a)	31,813	7,276,588
Illumina, Inc. (a)	10,697	1,318,512
		$11,333,049
Pollution Control – 0.9%
GFL Environmental, Inc.	66,896	$2,790,901
Real Estate – 1.4%
CBRE Group, Inc., “A” (a)	33,092	$4,482,642
Restaurants – 2.8%
Aramark	62,056	$2,515,750
Cava Group, Inc. (a)	8,582	694,284
Performance Food Group Co. (a)	26,939	2,307,595
Wingstop, Inc.	23,079	3,576,552
		$9,094,181
Retail & E-commerce – 6.1%
BJ's Wholesale Club Holdings, Inc. (a)	3,618	$356,084
Burlington Stores, Inc. (a)	20,854	6,785,475
Coupang, Inc. (a)	135,414	2,556,616
Floor & Decor Holdings, Inc., “A” (a)	15,730	799,084
Grab Holdings Ltd., “A” (a)	182,608	668,345
O'Reilly Automotive, Inc. (a)	42,909	3,960,930
Tapestry, Inc.	25,488	3,596,612
Tractor Supply Co.	16,811	761,538
		$19,484,684
Semiconductor & Electronic Components – 6.4%
ASM International N.V.	3,943	$3,003,491
Coherent Corp. (a)	13,436	3,200,590
Jabil Circuit, Inc.	9,696	2,575,548
MACOM Technology Solutions Holdings, Inc. (a)	5,031	1,117,234
Monolithic Power Systems, Inc.	9,713	10,619,709
		$20,516,572
Software – 5.3%
Cadence Design Systems, Inc. (a)	8,755	$2,432,752
Cloudflare, Inc., “A” (a)	25,766	5,316,556
Datadog, Inc., “A” (a)	14,800	1,747,140
Guidewire Software, Inc. (a)	21,894	3,274,467
MongoDB, Inc. (a)	4,770	1,167,553

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Software – continued
Okta, Inc. (a)	37,189	$2,927,146
		$16,865,614
Travel, Gaming, & Lodging – 5.8%
Carnival Corp.	96,385	$2,494,444
DraftKings, Inc. (a)	124,509	2,691,885
Hyatt Hotels Corp.	30,460	4,379,843
Royal Caribbean Cruises Ltd.	9,173	2,524,226
Sportradar Group AG (a)	90,962	1,522,704
Viking Holdings Ltd. (a)	66,603	4,893,988
		$18,507,090
Utilities – 1.9%
Vistra Corp.	41,015	$6,165,785
Total Common Stocks		$316,743,581

	Strike Price	First Exercise
Warrants – 0.0%
Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	2,984	$0

Mutual Funds (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 3.71% (v)	4,867,406	$4,867,406

Other Assets, Less Liabilities – (0.6)%		(1,865,946)
Net Assets – 100.0%		$319,745,041

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,867,406 and
$316,743,581, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$289,661,487	$—	$—	$289,661,487
Canada	8,154,354	0	—	8,154,354
Denmark	7,276,588	—	—	7,276,588
Netherlands	—	3,003,491	—	3,003,491
South Korea	2,556,616	—	—	2,556,616
Finland	1,641,260	—	—	1,641,260
Switzerland	1,522,704	—	—	1,522,704
Sweden	1,387,328	—	—	1,387,328
United Kingdom	—	871,408	—	871,408
Other Countries	668,345	—	—	668,345
Investment Companies	4,867,406	—	—	4,867,406
Total	$317,736,088	$3,874,899	$—	$321,610,987
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended March 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,784,111	$23,621,223	$22,536,891	$(430)	$(607)	$4,867,406

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$42,289	$—